Equity - Share capital transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Line items]
Purchase of treasury shares	€ (318)	€ (589)	€ (507)
Treasury shares transactions [Member]
Equity [Line items]
Shares acquired	4,618,933	16,591,985	20,296,016
Average market price	€ 32.47	€ 23.84	€ 24.39
Purchase of treasury shares	€ 150	€ 396	€ 495
Reduction of treasury shares		18,829,985	21,361,016
Cancellation of treasury shares		€ 450	€ 517
Number of treasury shares	4,618,933		2,238,000
Total cost	€ 150		€ 55